                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR PLAN III/SM/ ("ASAP III")/SM/
 ADVANCED SERIES APEX II/SM/ ("APEX II")/SM/
 ADVANCED SERIES LIFEVEST II/SM/ ("ASL II")/SM/
 ADVANCED SERIES XTRA CREDIT EIGHT/SM/ ("XT8")/SM/

                Amendment to Supplement dated February 23, 2009
                                       To
               Prospectuses dated June 16, 2008, as Supplemented

 This supplement should be read and retained with the prospectus and supplements for your ASAP III, APEX II, ASL II, and XT8 Annuity. If you would like another copy of the prospectus or the supplements, please call us at 1-800-752-6342. The terms used in this supplement are defined in the Glossary of Terms in the Prospectus, unless specifically defined in a supplement to the Prospectus.

 The February 23, 2009 Supplement offering the following optional living benefits: Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO"), Spousal Highest Daily Lifetime 7 Plus with BIO and Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("LIA"), is hereby amended as follows.

 The "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges" Table on pages 3 and 4 of your Supplement is hereby replaced in its entirety with the following Table. The Table is being revised to clarify how the Optional Benefit Fee is deducted from your Annuity. In the Table below, "AV" refers to Account Value and "PWV" refers to Protected Withdrawal Value.



                                                                     COREIISUP5

 The following line items are added to the prospectus (on page 8) section "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges." The entire table of "Summary of Contract Fees and Charges" can be found on page 6 of your prospectus.

                     SUMMARY OF CONTRACT FEES AND CHARGES

---------------------------------------------------------------------------------------------------------
                         YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
---------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL         TOTAL        TOTAL        TOTAL       TOTAL
                                       BENEFIT FEE/      ANNUAL        ANNUAL      ANNUAL       ANNUAL
                                          CHARGE       CHARGE /2/    CHARGE /2/   CHARGE /2/  CHARGE /2/
                                                      for ASAP III   for APEX II  for ASL II   for XT8
---------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.50% of      1.50% of     1.50% of    1.50% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           0.75% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    0.75% of      0.75% of     0.75% of    0.75% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.50% of      1.50% of     1.50% of    1.50% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           0.90% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    0.90% of      0.90% of     0.90% of    0.90% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH BIO
Maximum Charge /3/                       2.00% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    2.00% of      2.00% of     2.00% of    2.00% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           1.10% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.10% of      1.10% of     1.10% of    1.10% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BIO
Maximum Charge /3/                       2.00% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    2.00% of      2.00% of     2.00% of    2.00% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           1.10% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.10% of      1.10% of     1.10% of    1.10% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                         YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
---------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL         TOTAL        TOTAL        TOTAL       TOTAL
                                       BENEFIT FEE/      ANNUAL        ANNUAL      ANNUAL       ANNUAL
                                          CHARGE       CHARGE /2/    CHARGE /2/   CHARGE /2/  CHARGE /2/
                                                      for ASAP III   for APEX II  for ASL II   for XT8
---------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH LIA
Maximum Charge /3/                       2.00% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    2.00% of      2.00% of     2.00% of    2.00% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
Current Charge                           1.10% of        1.25% +      1.65% +      1.65% +     1.75% +
                                       greater of AV    1.10% of      1.10% of     1.10% of    1.10% of
                                          and PWV     greater of AV  greater of   greater of  greater of
                                                         and PWV       AV and       AV and      AV and
                                                                        PWV          PWV         PWV
---------------------------------------------------------------------------------------------------------

 How Charge is Determined

 1. Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.75% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.75% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 0.75% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
    Spousal Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.90% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.90% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 0.90% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts. Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts. Spousal Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts. Highest Daily Lifetime 7 Plus with LIA. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT8, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
 2. The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
 3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

                                                      ----------------
         [LOGO] Prudential                               PRSRT STD
         The Prudential Insurance Company of America   U.S. POSTAGE
         751 Broad Street                                  PAID
         Newark, NJ 07102-3777                         LANCASTER, PA
                                                      PERMIT NO. 1793
                                                      ----------------


                                                                     COREIISUP5

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 OPTIMUM/SM/
 OPTIMUM FOUR/SM/
 OPTIMUM XTRA/SM/

                Amendment to Supplement dated February 23, 2009
                                       To
      Prospectuses dated May 1, 2008 (June 16, 2008 for Optimum XTra), as
                                  Supplemented

 This supplement should be read and retained with the prospectus and supplements for your Optimum, Optimum Four, and Optimum XTra Annuity. If you would like another copy of the prospectus or the supplements, please call us at
  1-800-752-6342. The terms used in this supplement are defined in the Glossary of Terms in the Prospectus, unless specifically defined in a supplement to the Prospectus.

 The February 23, 2009 Supplement offering the following optional living benefits: Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO"), Spousal Highest Daily Lifetime 7 Plus with BIO and Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("LIA"), is hereby amended as follows.

 The "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges" Table on pages 3 and 4 of your Supplement is hereby replaced in its entirety with the following Table. The Table is being revised to clarify how the Optional Benefit Fee is deducted from your Annuity. In the Table below, "AV" refers to Account Value and "PWV" refers to Protected Withdrawal Value.

                                                                  OPTIMUMIISUP5

 The following line items are added to the prospectus (page 8) section "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges." The entire table of Summary of Contract Fees and Charges" can be found on page 6 of your prospectus.

                     SUMMARY OF CONTRACT FEES AND CHARGES

--------------------------------------------------------------------------------------------------------
                               YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
--------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL          TOTAL           TOTAL            TOTAL
                                       BENEFIT FEE/        ANNUAL          ANNUAL           ANNUAL
                                          CHARGE         CHARGE /2/      CHARGE /2/       CHARGE /2/
                                                        for OPTIMUM      for OPTIMUM     for OPTIMUM
                                                                            FOUR             XTra
--------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of      1.25% + 1.50%    1.65% + 1.50%   1.75% + 1.50%
                                       greater of AV   of greater of    of greater of   of greater of
                                          and PWV        AV and PWV      AV and PWV       AV and PWV
Current Charge                           0.75% of      1.25% + 0.75%    1.65% + 0.75%   1.75% + 0.75%
                                       greater of AV  of greater of AV  of greater of   of greater of
                                          and PWV         and PWV        AV and PWV       AV and PWV
--------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                       1.50% of      1.25% + 1.50%    1.65% + 1.50%   1.75% + 1.50%
                                        greater of     of greater of    of greater of   of greater of
                                        AV and PWV       AV and PWV      AV and PWV       AV and PWV
Current Charge                           0.90% of      1.25% + 0.90%    1.65% + 0.90%   1.75% + 0.90%
                                        greater of     of greater of    of greater of   of greater of
                                        AV and PWV       AV and PWV      AV and PWV       AV and PWV
--------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH BIO
Maximum Charge /3/                       2.00% of      1.25% + 2.00%    1.65% + 2.00%   1.75% + 2.00%
                                        greater of     of greater of    of greater of   of greater of
                                        AV and PWV       AV and PWV      AV and PWV       AV and PWV
Current Charge                           1.10% of      1.25% + 1.10%    1.65% + 1.10%   1.75% + 1.10%
                                        greater of     of greater of    of greater of   of greater of
                                        AV and PWV       AV and PWV      AV and PWV       AV and PWV
--------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BIO
Maximum Charge /3/                       2.00% of      1.25% + 2.00%    1.65% + 2.00%   1.75% + 2.00%
                                        greater of     of greater of    of greater of  of greater of AV
                                        AV and PWV       AV and PWV      AV and PWV        and PWV
Current Charge                           1.10% of      1.25% + 1.10%    1.65% + 1.10%   1.75% + 1.10%
                                        greater of     of greater of    of greater of   of greater of
                                        AV and PWV       AV and PWV      AV and PWV       AV and PWV
--------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH LIA
Maximum Charge /3/                       2.00% of      1.25% + 2.00%    1.65% + 2.00%   1.75% + 2.00%
                                        greater of     of greater of    of greater of   of greater of
                                        AV and PWV       AV and PWV      AV and PWV       AV and PWV
Current Charge                           1.10% of      1.25% + 1.10%    1.65% + 1.10%   1.75% + 1.10%
                                        greater of     of greater of    of greater of   of greater of
                                        AV and PWV       AV and PWV      AV and PWV       AV and PWV
--------------------------------------------------------------------------------------------------------

 How Charge is Determined

 1. Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.75% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.75% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XTRA, 0.75% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
    Spousal Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.90% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.90% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XTRA, 0.90% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
    Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XTRA, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
    Spousal Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge o of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XTRA, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
    Highest Daily Lifetime 7 Plus with LIA. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 1.10% of the greater of the AV and the PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.10% of the greater of the AV and the PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XTRA, 1.10% of the greater of the AV and the PWV is in addition to 1.75% annual charge of amounts invested in the Sub-accounts.
 2. The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
 3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

                 [LOGO] Prudential
                 The Prudential Insurance Company of America
                 751 Broad Street
                 Newark, NJ 07102-3777


                                                                  OPTIMUMIISUP5